Fair Value Measurements - Change in Fair Value Of Convertible Notes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Changes in fair value of convertible note
Balance as of December 31, 2024	$ 30,259
Convertible Notes issuance		$ 28,298
Interest accrued during the three months ended March 31, 2025	558	154
Change in fair value of the Convertible Notes	4,942	$ 1,807
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other income (expense), net
Balance as of March 31, 2025	$ 35,759	$ 30,259